Net Financial Operating Income (Details) - Schedule of gain (losses) from trading and brokerage activities - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of gain (losses) from trading and brokerage activities [Abstract]
Net income on financial assets held-for-trading		$ 48,940	$ 24,715	$ 44,274
Gain (loss) from mark to market		(12,483)	33,216	32,128
Financial assets held-for-trading		36,457	57,931	76,402
Derivative instruments		143,641	(96,369)	32,391
Sale of loan portfolio	[1]	5,458	39
Sale of financial assets at fair value through other comprehensive income		1,244	27,091	4,789
Net (loss) gain of other transactions		141	29	(145)
Total		$ 186,941	$ (11,279)	$ 113,437

[1]	See Note No. 31